SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 02, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Nalco Trademarks	Dec. 31, 2012 U.S. Cleaning and Sanitizing	Dec. 31, 2011 U.S. Cleaning and Sanitizing	Dec. 31, 2012 U.S. Other Services	Dec. 31, 2011 U.S. Other Services	Dec. 31, 2010 U.S. Other Services	Dec. 31, 2012 International Cleaning, Sanitizing & Services	Dec. 31, 2011 International Cleaning, Sanitizing & Services	Dec. 31, 2012 Global Water	Dec. 31, 2011 Global Water	Dec. 31, 2012 Global Paper	Dec. 31, 2011 Global Paper	Dec. 31, 2012 Global Energy	Dec. 31, 2011 Global Energy
Changes in the carrying amount of goodwill for each of the company's reportable segments
Goodwill impairment test, discount rate used (as a percent)				9.60%	10.40%
Discount rate used in the purchase price allocation (as a percent)			11.50%
Beginning goodwill, net	$ 5,855.3	$ 1,329.3					$ 543.6	$ 454.4	$ 50.5	$ 50.5	$ 50.5	$ 857.3	$ 824.4	$ 1,933.0		$ 179.3		$ 2,291.6
Current year business acquisitions	23.2	4,498.2						89.2				17.1	5.1	6.1	1,933.0		179.3		2,291.6
Prior year business acquisitions	53.0													22.9		9.6		20.5
Business disposals	(17.1)						(17.1)
Effect of foreign currency translation	6.1	27.8										(19.2)	27.8	11.1		1.0		13.2
Reclassifications							(12.6)					(7.5)		20.1
Ending goodwill, net	5,920.5	5,855.3					513.9	543.6	50.5	50.5	50.5	847.7	857.3	1,993.2	1,933.0	189.9	179.3	2,325.3	2,291.6
Carrying value of asset subject to impairment testing						$ 1,200.0